Organization and Significant Accounting Policies (Additional information) (Details)		12 Months Ended
	Jun. 07, 2021 USD ($)	Jun. 30, 2021 USD ($) Segment shares	Jun. 30, 2020 USD ($)
Subsidiary Sale Of Stock [Line Items]
Business combination fee and expense received	$ 248,700,000
Cash deposited FDIC insurance limits		$ 121,600,000	$ 1,300,000
Provision of doubtful accounts		$ 97,000	50,000
Number of unit which goodwill allocated | Segment		3
Goodwill impairment		$ 0	0
Capitalized cost estimated useful life		2 years
Amortization of capitalized cost		$ 464,000	260,000
Impairment of long-lived assets		0	0
Debt issuance cost		$ 918,000	1,206,000
Number of reporting segments | Segment		3
Depletion and marketing allowance reduction		$ 1,700,000	3,900,000
Depletion allowance and marketing liability		216,000	147,000
Net revenues including excise taxes		$ 12,300,000	10,400,000
Expected dividend yield		0.00%
Advertising expense		$ 2,200,000	2,200,000
Additional shares received of common stock | shares		5,726,864
Expected volatility of common stock		55.00%
Expected Realized benefits, Percentage		50.00%
Wholesale | Minimum
Subsidiary Sale Of Stock [Line Items]
Payment terms		30 days
Wholesale | Maximum
Subsidiary Sale Of Stock [Line Items]
Payment terms		120 days
Line of Credit
Subsidiary Sale Of Stock [Line Items]
Debt issuance cost		$ 492,000	280,000
Non-cash interest expense		53,000	242,000
New Term Loan
Subsidiary Sale Of Stock [Line Items]
Debt issuance cost		900,000	900,000
Non-cash interest expense		$ 26,000	$ 191,000